UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08464
Investment Company Act File Number
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

High Income Opportunities Portfolio	as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)
Senior Floating-Rate Interests — 7.0% (1)

	Principal
Security	Amount	Value
Automotive & Auto Parts — 0.2%
EPD Holdings, (Goodyear Engineering Products), Term Loan – Second Lien, 6.17%, Maturing 7/13/15	$2,560,000	$537,600
Ford Motor Co., Term Loan, 5.00%, Maturing 12/15/13	984,975	358,900

		$896,500

Broadcasting — 0.4%
HIT Entertainment, Inc., Term Loan – Second Lien, 8.21%, Maturing 2/5/13	$9,180,000	$1,836,000

		$1,836,000

Building Materials — 0.3%
Panolam Industries Holdings, Inc., Term Loan, 3.16%, Maturing 9/30/12	$2,540,000	$1,498,600

		$1,498,600

Capital Goods — 0.1%
Dresser, Inc., Term Loan – Second Lien, 7.99%, Maturing 5/4/15	$1,080,000	$534,600

		$534,600

Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 3.93%, Maturing 5/25/13	$1,522,875	$1,039,362

		$1,039,362

Food/Beverage/Tobacco — 0.3%
Dole Food Co., Inc., Term Loan, 2.48%, Maturing 4/12/13	$358,370	$299,494
Dole Food Co., Inc., Term Loan, 2.79%, Maturing 4/12/13	202,713	169,410
Dole Food Co., Inc., Term Loan, 2.94%, Maturing 4/12/13	1,335,181	1,115,829

		$1,584,733

Gaming — 1.2%
BLB Worldwide Holdings, Term Loan – Second Lien, 0.00%, Maturing 6/30/12(2)	$5,410,000	$486,900
Cannery Casino Resorts, LLC, Term Loan – Second Lien, 4.60%, Maturing 5/18/14	1,580,000	1,185,000
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	4,237,641	3,962,194

		$5,634,094

Healthcare — 1.0%
Advanced Medical Optics, Inc., Term Loan, 4.38%, Maturing 4/2/14	$1,365,467	$1,317,675
Community Health Systems, Inc., Term Loan, 2.95%, Maturing 7/25/14	111,420	94,749
Community Health Systems, Inc., Term Loan, 4.45%, Maturing 7/25/14	2,178,580	1,852,610
HCA, Inc., Term Loan, 3.71%, Maturing 11/18/13	1,406,412	1,166,843

		$4,431,877

Leisure — 0.5%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., (PIK), DIP Loan, 18.50%, Maturing 1/31/09(2)(3)(9)	$97,000	$97,000
Universal City Development Partners, Ltd., Term Loan, 6.00%, Maturing 6/9/11	2,260,000	2,079,200

		$2,176,200

Paper — 0.1%
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	$59,587	$41,413
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	89,842	62,440
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	100,724	70,003
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	189,848	131,944

		$305,800

	Principal
Security	Amount	Value
Services — 1.4%
Adesa, Inc., Term Loan, 3.22%, Maturing 10/18/13	$5,187,556	$3,506,788
Neff Rental, Inc., Term Loan – Second Lien, 3.93%, Maturing 5/31/13	1,310,000	296,153
Rental Service Corp., Term Loan – Second Lien, 4.71%, Maturing 11/30/13	2,794,309	1,760,415
TDS Investor Corp., Term Loan, Maturing 8/23/13(4)	52,250	30,044
TDS Investor Corp., Term Loan, Maturing 8/23/13(4)	287,750	165,456
West Corp., Term Loan, 2.78%, Maturing 10/24/13	957,563	688,249

		$6,447,105

Super Retail — 0.8%
General Nutrition Centers, Inc., Term Loan, 3.71%, Maturing 9/16/13	$3,761,487	$2,576,618
Sally Holdings, LLC, Term Loan, 3.85%, Maturing 11/16/13	1,208,282	1,009,671

		$3,586,289

Transportation Ex Air/Rail — 0.2%
CEVA Group, PLC, Term Loan, 4.46%, Maturing 8/2/15	$249,910	$167,440
CEVA Group, PLC, Term Loan, 5.05%, Maturing 8/2/15	750,645	502,932

		$670,372

Utilities — 0.3%
Texas Competitive Electric Holdings Co., LLC, Term Loan, 4.75%, Maturing 10/10/14	$2,183,417	$1,528,938

		$1,528,938

Total Senior Floating-Rate Interests
(identified cost $52,633,126)		$32,170,470

Corporate Bonds & Notes — 83.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.4%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$650,000
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	1,460	270,100
Transdigm, Inc., 7.75%, 7/15/14	205	185,525
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	1,085	667,275

		$1,772,900

Air Transportation — 0.2%
Continental Airlines, 7.033%, 6/15/11	$1,097	$790,197

		$790,197

Automotive & Auto Parts — 2.5%
Allison Transmission, Inc., 11.00%, 11/1/15(5)	$835	$467,600
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,965	3,846,050
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	559,650
Ford Motor Credit Co., Sr. Notes, 5.70%, 1/15/10	910	771,122
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	5,400	4,461,755
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	141,346
General Motors Acceptance Corp., Variable Rate, 3.399%, 5/15/09	955	894,119
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	526,050

		$11,667,692

Banks and Thrifts — 0.1%
General Motors Acceptance Corp., 6.875%, 9/15/11(5)	$571	$449,830

		$449,830

Broadcasting — 0.5%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(5)	$1,675	$1,704,312
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(5)	2,515	641,325

		$2,345,637

Building Materials — 1.1%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$569,925
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,310	1,054,550
Nortek, Inc., Sr. Sub. Notes, 10.00%, 12/1/13	2,205	1,289,925
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	5,230	2,118,150
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	455	254,800

		$5,287,350

	Principal
	Amount
Security	(000’s omitted)	Value
Cable/Satellite TV — 2.2%
Cablevision Systems Corp., Sr. Notes, Series B, 8.00%, 4/15/12	$85	$82,450
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	1,775	1,304,625
Charter Communications, Inc., Sr. Notes, 8.375%, 4/30/14(5)	310	258,850
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(5)	2,340	2,035,800
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	2,973,050
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	1,070	925,550
National Cable PLC, 8.75%, 4/15/14	455	389,025
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	2,510	2,120,950

		$10,090,300

Capital Goods — 2.1%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,134,000
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	1,884,150
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(5)	1,720	1,350,200
ESCO Corp., Sr. Notes, Variable Rate, 5.871%, 12/15/13(5)	1,720	1,126,600
RBS Global & Rexnord Corp., 8.875%, 9/1/16	2,105	1,484,025
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,224,850
Tyco International Finance SA, 8.50%, 1/15/19	1,435	1,526,065

		$9,729,890

Chemicals — 1.3%
CII Carbon, LLC, 11.125%, 11/15/15(5)	$1,665	$1,157,175
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(5)	4,115	226,325
Nova Chemicals Corp., Sr. Notes, Variable Rate, 5.72%, 11/15/13	2,325	627,750
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(5)	5,520	3,781,200

		$5,792,450

Consumer Products — 0.7%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$3,423,000

		$3,423,000

Containers — 1.2%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$2,549,119
Pliant Corp., (PIK), 11.625%, 6/15/09(2)	5,524	2,818,471
Solo Cup Co., 8.50%, 2/15/14	285	192,375

		$5,559,965

Diversified Financial Services — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(5)	$1,795	$1,184,700
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(5)	2,090	585,200

		$1,769,900

Diversified Media — 2.9%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$883,125
Affinion Group, Inc., 11.50%, 10/15/15	2,490	1,630,950
Catalina Marketing Corp., 11.625%, 10/1/17(5)	2,965	1,467,675
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	1,121,250
Nielsen Finance, LLC, 10.00%, 8/1/14	6,870	6,114,300
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	3,085	1,264,850
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14(5)	995	917,887

		$13,400,037

Energy — 11.5%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$2,105	$1,126,175
Chesapeake Energy Corp., 9.50%, 2/15/15	2,220	2,186,700
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,196,250
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	1,638,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	1,005,275
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	2,726,130
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,514,700
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	2,444,200
Nabors Industries, Inc., 9.25%, 1/15/19(5)	1,540	1,488,145
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	861,750
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,135	992,775
Petrohawk Energy Corp., 9.125%, 7/15/13	7,700	7,122,500
Petrohawk Energy Corp., Sr. Notes, 7.875%, 6/1/15(5)	225	189,562
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	989,100
Petroplus Finance, Ltd., 6.75%, 5/1/14(5)	200	150,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(5)	4,735	3,456,550
Plains Exploration & Production Co., 7.00%, 3/15/17	2,050	1,724,562

	Principal
	Amount
Security	(000’s omitted)	Value
Quicksilver Resources, Inc., 7.125%, 4/1/16	$3,415	$2,373,425
Quicksilver Resources, Inc., 8.25%, 8/1/15	290	234,900
SandRidge Energy, Inc., Sr. Notes, 8.00%, 6/1/18(5)	3,730	2,965,350
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	2,862,000
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(2)(5)	6,330	253,200
SESI, LLC, 6.875%, 6/1/14	700	567,000
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	5,410	3,435,350
Tennessee Gas Pipeline Co., 8.00%, 2/1/16(5)	435	433,912
United Refining Co., Sr. Notes, 10.50%, 8/15/12	9,420	6,170,100
VeraSun Energy Corp., 9.875%, 12/15/12(2)	1,240	731,600
Weatherford International, Ltd., 9.625%, 3/1/19	2,150	2,191,751

		$53,030,962

Entertainment/Film — 1.7%
AMC Entertainment, Inc., 11.00%, 2/1/16	$8,890	$7,645,400

		$7,645,400

Environmental — 0.8%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$4,915	$3,809,125

		$3,809,125

Food & Drug Retail — 0.7%
Rite Aid Corp., 7.50%, 3/1/17	$5,280	$3,115,200

		$3,115,200

Food/Beverage/Tobacco — 4.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(5)	$6,200	$6,300,260
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	6,585	5,696,025
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	9,161	8,680,047

		$20,676,332

Gaming — 7.5%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(5)	$5,755	$546,725
CCM Merger, Inc., 8.00%, 8/1/13(5)	3,635	1,544,875
Chukchansi EDA, Sr. Notes, Variable Rate, 6.095%, 11/15/12(5)	595	303,450
Eldorado Casino Shreveport, 10.00%, 8/1/12	705	641,104
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(5)	9,480	1,090,200
Galaxy Entertainment Finance, 9.875%, 12/15/12(5)	1,755	921,375
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(2)(5)	1,180	230,100
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(5)	2,530	1,366,200
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,615	741,075
Majestic HoldCo, LLC, 12.50%, 10/15/11(5)	1,620	16,200
Mandalay Resort Group, 6.50%, 7/31/09	2,015	1,954,550
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,582,200
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,545,600
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,060	646,600
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,190	3,762,750
Park Place Entertainment, 7.875%, 3/15/10	4,105	2,319,325
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,795	2,040,350
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.25%, 3/15/12	310	285,200
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(5)	1,184	1,041,920
San Pasqual Casino, 8.00%, 9/15/13(5)	1,335	1,021,275
Scientific Games Corp., 7.875%, 6/15/16(5)	725	645,250
Seminole Hard Rock Entertainment, Variable Rate, 4.496%, 3/15/14(5)	2,190	1,051,200
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15(2)	320	48,800
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(5)	3,605	2,757,825
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(5)	5,530	3,677,446
Wynn Las Vegas, LLC, 6.625%, 12/1/14	3,725	2,733,219

		$34,514,814

Healthcare — 6.2%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$1,762,475
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	4,908,600
Biomet, Inc., 11.625%, 10/15/17	5,495	5,137,825
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,155	2,350,475
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(5)	1,220	1,232,200
HCA, Inc., 7.875%, 2/1/11	344	327,660
HCA, Inc., 9.125%, 11/15/14	253	243,512
HCP, Inc., 6.70%, 1/30/18	1,500	1,027,500
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(5)	5,535	4,289,625
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,960	3,069,000

	Principal
	Amount
Security	(000’s omitted)	Value
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	$2,370	$2,002,650
US Oncology, Inc., 9.00%, 8/15/12	965	902,275
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,497,775

		$28,751,572

Hotels — 0.4%
Host Hotels and Resorts, LP, Sr. Notes, 6.75%, 6/1/16	$2,390	$1,923,950

		$1,923,950

Insurance — 0.2%
Hub International Holdings, Sr. Notes, 9.00%, 12/15/14(5)	$670	$455,600
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 6.024%, 11/15/14(5)	1,200	576,000

		$1,031,600

Leisure — 1.1%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(2)(5)	$3,274	$20,459
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(2)(5)	2,315	14,469
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 7.383%, 4/1/12(2)(5)	3,985	59,775
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	198	119,487
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,090	692,150
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	280	161,000
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	560	338,800
Universal City Florida Holdings, Sr. Notes, 8.375%, 5/1/10	210	112,350
Universal City Florida Holdings, Sr. Notes, Variable Rate, 7.943%, 5/1/10	7,080	3,504,600

		$5,023,090

Metals/Mining — 1.0%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14(2)	$5,270	$342,550
FMG Finance PTY, Ltd., 10.625%, 9/1/16(5)	5,820	3,812,100
Freeport-McMoran Copper & Gold, Inc., Sr. Notes, 8.375%, 4/1/17	685	569,336

		$4,723,986

Paper — 0.9%
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13(2)	$887	$110,875
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12(2)	1,225	140,875
NewPage Corp., 10.00%, 5/1/12	3,140	1,224,600
NewPage Corp., 12.00%, 5/1/13	4,130	1,011,850
NewPage Corp., Variable Rate, 9.443%, 5/1/12	1,655	570,975
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17(2)	3,620	398,200
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.375%, 7/1/12(2)	605	66,550
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,170	618,450

		$4,142,375

Publishing/Printing — 0.3%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$1,835	$536,738
Harland Clarke Holdings, 9.50%, 5/15/15	505	224,725
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	695	177,225
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17	5,520	531,300

		$1,469,988

Railroad — 0.8%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$994,750
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	549,250
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	2,390	2,162,950

		$3,706,950

Restaurants — 1.5%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$3,322,550
NPC International, Inc., 9.50%, 5/1/14	4,665	3,708,675

		$7,031,225

Services — 7.3%
Aramark Services, Inc., 8.50%, 2/1/15	$870	$850,425
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	4,175	3,580,063
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	6,650	5,552,750
Hertz Corp., 8.875%, 1/1/14	295	193,963
Hertz Corp., 10.50%, 1/1/16	3,155	1,660,319
Laureate Education, Inc., 10.00%, 8/15/15(5)	4,915	3,243,900

	Principal
	Amount
Security	(000’s omitted)	Value
Laureate Education, Inc., 11.75%, 8/15/17(5)	$3,930	$2,377,650
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(5)	6,981	3,867,195
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(5)	2,575	1,686,625
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(2)	2,640	1,306,800
Rental Service Corp., 9.50%, 12/1/14	4,685	2,986,688
Ticketmaster, Sr. Notes, 10.75%, 8/1/16(5)	2,340	1,415,700
Travelport, LLC, 9.875%, 9/1/14	4,010	1,604,000
West Corp., 9.50%, 10/15/14	4,480	3,068,800

		$33,394,878

Steel — 0.2%
RathGibson, Inc., 11.25%, 2/15/14	$5,225	$1,175,625

		$1,175,625

Super Retail — 5.6%
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 7.584%, 3/15/14	$6,700	$4,053,500
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	2,975,100
Neiman Marcus Group, Inc., 9.00%, 10/15/15	6,400	2,880,000
Neiman Marcus Group, Inc., 10.375%, 10/15/15	7,455	3,429,300
Sally Holdings, LLC, 9.25%, 11/15/14	225	208,125
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	4,445	3,689,350
Staples, Inc., 9.75%, 1/15/14	875	931,545
Toys “R” Us, 7.375%, 10/15/18	1,320	475,200
United Auto Group, Inc., 3.50%, 4/1/26(5)	4,000	2,525,000
United Auto Group, Inc., 7.75%, 12/15/16	2,000	970,000
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	7,386	3,582,210

		$25,719,330

Technology — 3.1%
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	$475	$341,406
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	475	277,281
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	2,455	1,374,800
Avago Technologies Finance, 10.125%, 12/1/13	1,480	1,206,200
Avago Technologies Finance, 11.875%, 12/1/15	2,860	2,145,000
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15	4,830	2,632,350
Nortel Networks, Ltd., 10.75%, 7/15/16(2)	4,125	690,938
Nortel Networks, Ltd., 10.75%, 7/15/16(2)(5)	1,365	228,638
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(5)	6,375	5,323,125

		$14,219,738

Telecommunications — 9.1%
Crown Castle International Corp., 9.00%, 1/15/15	$3,485	$3,389,163
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(5)	110	81,400
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(5)	9,702	6,694,380
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(5)	3,795	3,358,575
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	6,370	6,123,163
Intelsat Corp., 9.25%, 8/15/14(5)	3,750	3,525,000
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16(5)	4,003	3,742,805
Intelsat Subsidiary Holdings Co., Ltd., 8.50%, 1/15/13(5)	4,020	3,788,850
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(5)	505	464,600
Sprint Capital Corp., 6.875%, 11/15/28	1,295	736,358
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15(5)	9,090	6,999,300
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17(5)	4,060	2,740,500

		$41,644,094

Textiles/Apparel — 2.3%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$112,375
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	4,895	4,056,731
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	1,905	1,438,275
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	3,454,550
Quiksilver, Inc., 6.875%, 4/15/15	2,700	1,495,125

		$10,557,056

Transportation Ex Air/Rail — 0.6%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(5)	$3,825	$2,849,625

		$2,849,625

Utilities — 0.9%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,178	$2,016,447
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	75	72,375
NGC Corp., 7.625%, 10/15/26	3,205	1,810,825

	Principal
	Amount
Security	(000’s omitted)	Value
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	$370	$304,325

		$4,203,972

Total Corporate Bonds & Notes
(identified cost $592,771,514)		$386,440,035

Common Stocks — 0.8%

Security	Shares	Value
Cable/Satellite TV — 0.0%
Time Warner Cable, Inc., Class A(6)	1,073	$19,990

		$19,990

Chemicals — 0.0%
Texas Petrochemicals, Inc.(6)	7,851	$39,255

		$39,255

Gaming — 0.3%
Fontainebleau Equity Holdings, Class A(3)(7)	148,726	$1,264,171
Shreveport Gaming Holdings, Inc.(3)(6)	4,858	78,214

		$1,342,385

Leisure — 0.0%
HRP, Class B(3)(5)(6)	2,375	$0

		$0

Super Retail — 0.5%
GameStop Corp., Class A(6)	76,467	$1,894,852
GNC Acquisition Holdings, Class A(3)(7)	108,818	462,477

		$2,357,329

Total Common Stocks
(identified cost $6,425,730)		$3,758,959

Convertible Bonds — 0.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Energy — 0.1%
Petroplus Finance, Ltd., 3.375%, 3/26/13	$600	$427,462

		$427,462

Healthcare — 0.1%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	$525	$390,469

		$390,469

Total Convertible Bonds
(identified cost $733,737)		$817,931

Convertible Preferred Stocks — 0.7%

Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	53,543	$3,105,494
Chesapeake Energy Corp., 5.00%(5)	6,292	325,611

		$3,431,105

Total Convertible Preferred Stocks
(identified cost $5,951,414)		$3,431,105

Preferred Stocks — 0.2%

Security	Shares/Units	Value
Automotive and Auto Parts — 0.0%
Preferred Blocker, Inc.(5)	129	$32,188

		$32,188

Security	Shares/Units	Value
Gaming — 0.2%
Fontainebleau Resorts LLC (PIK)(3)(7)	4,143	$911,541

		$911,541

Super Retail — 0.0%
GNC Acquisition Holdings(3)(7)	37,182	$97,789

		$97,789

Total Preferred Stocks

(identified cost $4,329,280)		$1,041,518

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate(6)	7,585,000	$151,700
Adelphia, Inc., Escrow Certificate(6)	3,555,000	71,100
Adelphia Recovery Trust(6)	10,758,837	174,831

		$397,631

Utilities — 0.0%
Mirant Corp., Escrow Certificate(3)(6)(7)	1,440,000	$144
Mirant Corp., Escrow Certificate(3)(6)(7)	3,200,000	320

		$464

Total Miscellaneous
(identified cost $9,898,658)		$398,095

Mortgage Pass-Throughs — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Global Signal Trust, Series 2006-1, Class B, 5.588%, 2/15/36(5)	$3,000	$2,640,000

Total Mortgage Pass-Throughs
(identified cost $2,610,000)		$2,640,000

Warrants — 0.5%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(3)(6)	13,600	$0

		$0

Gaming — 0.5%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(3)(6)(7)	25,351	$2,466,672

		$2,466,672

Total Warrants
(identified cost $730,314)		$2,466,672

Short-Term Investments — 3.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.23%(8)	$17,274	$17,273,723

Total Short-Term Investments
(identified cost $17,273,723)		$17,273,723

Total Investments — 97.7%
(identified cost $693,357,496)		$450,438,508

Value
Less Unfunded Loan
Commitments — (0.0)%	$(25,013)

Net Investments — 97.7%
(identified cost $693,332,483)	$450,413,495

Other Assets, Less Liabilities — 2.3%	$10,664,631

Net Assets — 100.0%	$461,078,126

DIP	- Debtor in Possession

PIK	- Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	This Senior Loan will settle after January 31, 2009, at which time the interest rate will be determined.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $117,176,594 or 25.4% of the Portfolio’s net assets.

(6)	Non-income producing security.

(7)	Restricted security.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $4,237.

(9)	Unfunded or partially funded loan commitment. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$696,128,259

Gross unrealized appreciation	$4,720,474
Gross unrealized depreciation	(250,435,238)

Net unrealized depreciation	$(245,714,764)

Restricted Securities
At January 31, 2009, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous, and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$462,477
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		97,789
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,264,171
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,143	4,143,370		911,541
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$6,658,082		$5,203,114

(1)	Less than $0.50.
The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
A summary of financial instruments outstanding at January 31, 2009, is as follows:
Credit Default Swaps — Sell Protection

			Notional
			Amount**	Receive
		Credit	(000s	Annual	Termination	Net Unrealized
Reference Entity	Counterparty	Rating*	omitted)	Fixed Rate	Date	Depreciation

First Data Corp.	Bank of America	B3/B	$1,525	3.20%	12/20/09	$(207,987)
First Data Corp.	Citigroup, Inc.	B3/B	3,050	3.20	12/20/09	(415,973)
First Data Corp.	Citigroup, Inc.	B3/B	3,050	3.55	12/20/09	(406,306)
First Data Corp.	RBS Greenwich Capital	B3/B	3,040	3.95	12/20/10	(600,328)
First Data Corp.	RBS Greenwich Capital	B3/B	1,520	3.90	12/20/10	(301,370)
Ford Motor Corp.	JPMorgan Chase Bank	Caa1/CCC+	3,200	8.50	3/20/10	(295,062)
General Motors Corp.	Citigroup, Inc.	C/C	4,000	5.00	9/20/09	(2,355,676)

						$(4,582,702)

Credit Default Swaps — Buy Protection

Notional
			Amount	Receive
Reference		Credit	(000s	Annual	Termination	Net Unrealized
Entity	Counterparty	Rating*	omitted)	Fixed Rate	Date	Depreciation

Dynergy	Goldman Sachs Capital Markets L.P.	B2/B	$1,550	5.00%	3/20/14	$(65,321)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $19,385,000.
At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$22,913,914	$—
Level 2	Other Significant Observable Inputs	422,121,253	(4,648,023)
Level 3	Significant Unobservable Inputs	5,378,328	—

Total		$450,413,495	$(4,648,023)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In Securities
Balance as of October 31, 2008	$5,504,469
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(291,759)
Net purchases (sales)	165,618
Accrued discount (premium)	—
Net transfer to (from) Level 3	—

Balance as of January 31, 2009	$5,378,328

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
High Income Portfolio

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009